UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21465

CBRE Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)

201 King Of Prussia Road, Suite 600

Radnor, PA 19087

(Address of principal executive offices) (Zip code)

T. Ritson Ferguson, President and Chief Executive Officer

CBRE Clarion Global Real Estate Income Fund

201 King Of Prussia Road, Suite 600

Radnor, PA 19087

(Name and address of agent for service)

Registrant’s telephone number, including area code:      1-877-711-4272

Date of fiscal year end:      December 31

Date of reporting period:  March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited)

March 31, 2015

Shares		Market Value ($)
	Real Estate Securities*- 106.3%
	Common Stock - 96.9%

	Australia - 10.9%
4,309,600	DEXUS Property Group	$24,955,781
11,351,100	Federation Centres, Ltd.	26,361,889
1,410,723	Goodman Group	6,843,535
11,628,821	Scentre Group	33,225,558
5,202,900	Westfield Corp.	37,958,920

		129,345,683

	Canada - 6.8%
200,100	Calloway Real Estate Investment Trust	4,597,639
500,000	Crombie Real Estate Investment Trust	5,321,753
1,856,000	H&R Real Estate Investment Trust	34,189,088
2,522,900	InnVest Real Estate Investment Trust	11,493,986
1,132,900	RioCan Real Estate Investment Trust	25,914,025

		81,516,491

	France - 5.6%
67,789	Altarea	12,886,549
456,860	Klepierre	22,418,597
117,451	Unibail-Rodamco SE	31,668,033

		66,973,179

	Japan - 6.0%
15,811	Japan Retail Fund Investment Corp.	31,457,199
480,800	Mitsui Fudosan Co., Ltd.	14,150,374
711,400	Sumitomo Realty & Development Co., Ltd.	25,653,111

		71,260,684

	Mexico - 0.9%
6,043,300	Prologis Property Mexico SA de CV (a)	10,869,352

	Netherlands - 3.2%
528,401	Eurocommercial Properties NV	24,206,818
277,161	Vastned Retail NV	13,572,301

		37,779,119

	New Zealand - 0.7%
9,050,000	Goodman Property Trust	8,109,982

	Singapore - 4.8%
6,735,000	Ascendas Real Estate Investment Trust	12,716,811
25,453,700	CapitaCommercial Trust	32,751,900
8,677,000	Suntec Real Estate Investment Trust	11,734,224

		57,202,935

See previously submitted notes to financial statements for the annual period ended December 31, 2014.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) (continued)

March 31, 2015

Shares		Market Value ($)
	United Kingdom - 7.5%
4,182,800	British Land Co. Plc	$51,693,014
1,263,400	Hammerson Plc	12,472,199
3,964,910	SEGRO Plc	24,538,372

		88,703,585

	United States - 50.5%
2,828,653	Brandywine Realty Trust	45,201,875
1,507,532	CBL & Associates Properties, Inc.	29,849,134
366,500	DCT Industrial Trust, Inc.	12,702,890
100,000	Douglas Emmett, Inc.	2,981,000
1,861,500	Duke Realty Corp.	40,524,855
668,000	Equity Residential	52,010,480
58,500	Essex Property Trust, Inc.	13,449,150
1,519,769	General Growth Properties, Inc.	44,909,174
593,415	Health Care REIT, Inc.	45,906,584
448,500	Healthcare Realty Trust, Inc.	12,459,330
457,300	Healthcare Trust of America, Inc., Class A	12,740,378
280,300	Highwoods Properties, Inc.	12,832,134
390,900	Home Properties, Inc.	27,085,461
1,550,900	Host Hotels & Resorts, Inc.	31,297,162
945,900	Kimco Realty Corp.	25,397,415
1,703,200	Liberty Property Trust	60,804,240
175,000	Simon Property Group, Inc.	34,237,000
3,553,387	Spirit Realty Capital, Inc.	42,924,915
321,400	Taubman Centers, Inc.	24,789,582
826,300	UDR, Inc.	28,118,989

		600,221,748

	Total Common Stock (cost $1,103,210,722)	1,151,982,758

	Preferred Stock - 9.4%

	United States - 9.4%
100,000	CBL & Associates Properties, Inc., Series D	2,526,000
320,000	Digital Realty Trust, Inc., Series E	8,336,000
1,050,000	EPR Properties, Series F	27,300,000
444,300	General Growth Properties, Inc., Series A	11,329,650
150,000	iStar Financial, Inc., Series F	3,690,750
765,000	iStar Financial, Inc., Series I	18,926,100
400,000	LaSalle Hotel Properties, Series I	10,080,000
268,000	Pebblebrook Hotel Trust, Series A	6,965,320
272,000	Pennsylvania Real Estate Investment Trust, Series B	7,091,040
280,000	Urstadt Biddle Properties, Inc., Series F	7,422,800
319,479	WP GLIMCHER, Inc., Series G	8,004,546

	Total Preferred Stock (cost $98,297,687)	111,672,206

See previously submitted notes to financial statements for the annual period ended December 31, 2014.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) (concluded)

March 31, 2015

Market Value ($)
Total Investments - 106.3% (cost $1,201,508,409)	$1,263,654,964

Liabilities in Excess of Other Assets - (6.3)%	(75,403,588)

Net Assets - 100.0%	$1,188,251,376

*	Include U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. Countries.
(a)	Non-income producing security.

See previously submitted notes to financial statements for the annual period ended December 31, 2014.

Notes to Portfolio of Investments (unaudited)

(A) Fair Value

GAAP provides guidance on fair value measurements. In accordance with the standard, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Trust uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Trust’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Trust uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2015 in valuing the Trust’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Real Estate Securities
Common Stocks
Australia	$129,345,683	$–	$–	$129,345,683
Canada	81,516,491	–	–	81,516,491
France	66,973,179	–	–	66,973,179
Japan	71,260,684	–	–	71,260,684
Mexico	10,869,352	–	–	10,869,352
Netherlands	37,779,119	–	–	37,779,119
New Zealand	8,109,982	–	–	8,109,982
Singapore	57,202,935	–	–	57,202,935
United Kingdom	88,703,585	–	–	88,703,585
United States	600,221,748	–	–	600,221,748

Total Common Stocks	1,151,982,758	–	–	1,151,982,758

Preferred Stocks
United States	92,885,870	18,786,336	–	111,672,206

Total Investments in Real Estate Securities	$1,244,868,628	$18,786,336	$–	$1,263,654,964

See previously submitted notes to financial statements for the annual period ended December 31, 2014.

Notes to Portfolio of Investments (unaudited) (continued)

The primary third party pricing vendor for the Trust’s listed preferred stock investments is FT Interactive Data (“IDC”). When available, the Trust will obtain a closing exchange price to value the preferred stock investments and, in such instances, the investment will be classified as Level 1 since an unadjusted quoted price was utilized. When a closing price is not available for the listed preferred stock investments, IDC will produce an evaluated mean price (midpoint between the bid and the ask evaluation) and such investments will be classified as Level 2 since other observable inputs were used in the valuation. Factors used in the IDC evaluation include trading activity, the presence of a two-sided market, and other relevant market data.

The Trust’s policy is to recognize transfers in and transfers out at the fair value as of the beginning of the period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. The fair value of Level 2 and Level 1 investments at December 31, 2014 was $25,421,505 and $1,251,577,025, respectively. $18,663,649 was transferred out of Level 1 into Level 2 during the period ended March 31, 2015 due to the unavailability of significant observable pricing inputs. $25,421,505 was transferred out of Level 2 into Level 1 during the period ended March 31, 2015 due to the availability of significant observable pricing inputs. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

For the quarter ended March 31, 2015, there have been no significant changes to the Trust’s fair valuation methodology.

See previously submitted notes to financial statements for the annual period ended December 31, 2014.

Item 2. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant                         CBRE Clarion Global Real Estate Income Fund

By (Signature and Title)*        /s/ T. Ritson Ferguson

                                                  T. Ritson Ferguson

                                                  President and Chief Executive Officer

Date        May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ T. Ritson Ferguson

                                                  T. Ritson Ferguson

                                                  President and Chief Executive Officer

Date        May 22, 2015

By (Signature and Title)*        /s/ Jonathan A. Blome

                                                  Jonathan A. Blome

                                                  Chief Financial Officer

Date        May 22, 2015

* Print the name and title of each signing officer under his or her signature.